Shareholder Report, Line Graph (Details) 194011_Jensen Quality Value Fund_Class Y_TSR Annual {Class Y} - USD ($)									12 Months Ended
		May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	Jan. 15, 2020	May 31, 2026
Class Y
Account Value [Line Items]
Accumulated Value		$ 1,588,380	$ 1,535,658	$ 1,274,783	$ 1,233,561	$ 1,322,579	$ 907,589	$ 1,000,000	$ 1,559,878
MSCI U.S. Investable Market 2500 Gross Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]								MSCI U.S. Investable Market 2500 Gross Return Index †
Accumulated Value		1,901,729	1,683,001	1,317,486	1,289,232	1,334,982	925,256	1,000,000	$ 2,472,561
MSCI U.S. Mid Cap 450 Gross Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]								MSCI U.S. Mid Cap 450 Gross Return Index ‡
Accumulated Value		1,623,653	1,472,166	1,201,369	1,274,332	1,358,795	887,737	1,000,000	$ 2,021,623
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Total Return Index
Accumulated Value		1,889,819	1,670,657	1,309,466	1,283,354	1,332,440	925,874	1,000,000	$ 2,446,281
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap Total Return Index
Accumulated Value		$ 1,596,702	$ 1,447,296	$ 1,175,615	$ 1,231,186	$ 1,320,651	$ 878,761	$ 1,000,000	$ 1,953,947

[1]
†	Effective September 30, 2025, the Fund replaced the Russell 3000 Index with the MSCI U.S. Investable Market 2500 Index as a broad-based securities market index as it is considered to be broadly representative of the overall applicable securities market.

[2]
‡	Effective September 30, 2025, the Adviser believes that the MSCI US Mid Cap 450 Index better represents the investable opportunity set for the Fund than does the Russell Mid Cap Total Return Index.